SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES	6 Months Ended
Jun. 30, 2023
SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES
SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES

10 SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES

As at 30 June 2023 and 31 December 2022, the Group had share capital of £92m pertaining to 9,234,573,831 of ordinary shares at £0.01 each (30 June 2022: £1m pertaining to 1,000,000 ordinary shares at £1.00 each).

All ordinary shares are issued and fully paid. All ordinary shares rank equally with regard to the Company’s residual assets. Holders of these shares are entitled to dividends declared from time to time and are entitled to one vote per share at general meetings of the Company. All rights attached to the Company’s shares held by the Group are suspended until those shares are reissued.

Details of other reserves are included below:

	For the six months ended 30 June
	2023				2022
	EBT shares reserve[1] £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m	EBT shares reserve[1] £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January	—	150	(11,687)	(11,537)	—	8	(11,640)	(11,632)
Other comprehensive income	—	(9)	—	(9)	—	143	—	143
Transaction with equity shareholder	—	—	—	—	—	—	(64)	(64)
As at 30 June	—	141	(11,687)	(11,546)	—	151	(11,704)	(11,553)

1.	Shares owned through an Employee Benefit Trust (EBT).

Merger reserve arises as a result of business combinations of entities under common control.